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December 2, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE: Seligman TargetHorizon ETF Portfolios, Inc.
       Seligman TargETFund Core
       Seligman TargETFund 2015
       Seligman TargETFund 2025
       Seligman TargETFund 2035
       Seligman TargETFund 2045
    Post-Effective Amendment No. 11
    File Nos. 333-126647/811-21788
    Accession Number: 0000950123-09-066519

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced Funds do not differ from that contained in Registrant's Post-Effective Amendment No. 11 (Amendment). This Amendment was filed electronically on November 27, 2009.

If you have any questions regarding this filing, please contact either Katina A. Walker at (612) 671-6990 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
---------------------------------
Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.